Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 11,021	$ 10,778
Fair value of financial derivative liability	2,218	10,262
Fair value of royalty payments from commercialization of the intellectual property acquired	899	739
Contingent consideration	$ 14,138	$ 21,779